Employee share schemes	12 Months Ended
Dec. 31, 2017
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Employee share schemes

43. Employee share schemes

GSK operates several employee share schemes, including the Share Value Plan, whereby awards are granted to employees to acquire shares or ADS in GlaxoSmithKline plc at no cost after a three year vesting period and the Performance Share Plan, whereby awards are granted to employees to acquire shares or ADS in GlaxoSmithKline plc at no cost, subject to the achievement by the Group of specified performance targets. The granting of these restricted share awards has replaced the granting of options to employees as the cost of the schemes more readily equates to the potential gain to be made by the employee. The Group also operates savings related share option schemes, whereby options are granted to employees to acquire shares in GlaxoSmithKline plc at a discounted price.

Grants of restricted share awards are normally exercisable at the end of the three year vesting or performance period. Awards are normally granted to employees to acquire shares or ADS in GlaxoSmithKline plc but in some circumstances may be settled in cash. Grants under savings-related share option schemes are normally exercisable after three years’ saving. In accordance with UK practice, the majority of options under the savings-related share option schemes are granted at a price 20% below the market price ruling at the date of grant. Options under historical share option schemes were granted at the market price ruling at the date of grant.

The total charge for share-based incentive plans in 2017 was £347 million (2016 – £338 million; 2015 – £349 million). Of this amount, £276 million (2016 – £271 million; 2015 – £307 million) arose from the Share Value Plan. See Note 9, ‘Employee Costs’ for further details.

GlaxoSmithKline share award schemes

Share Value Plan

Under the Share Value Plan, share awards are granted to certain employees at no cost. The awards vest after two and a half to three years and there are no performance criteria attached. The fair value of these awards is determined based on the closing share price on the day of grant, after deducting the expected future dividend yield of 4.8% (2016 – 4.5%; 2015 – 5.7%) over the duration of the award.

	Shares	Weighted	ADS	Weighted
Number of shares and ADS issuable	Number (000)	fair value	Number (000)	fair value
At 1 January 2015	32,912		21,227
Awards granted	13,019	£11.57	7,198	$35.66
Awards exercised	(11,476)		(8,878)
Awards cancelled	(1,878)		(2,027)

At 31 December 2015	32,577		17,520
Awards granted	12,983	£14.97	6,589	$39.18
Awards exercised	(11,198)		(6,214)
Awards cancelled	(1,507)		(812)

At 31 December 2016	32,855		17,083
Awards granted	13,018	£13.68	6,610	$35.63
Awards exercised	(10,596)		(5,674)
Awards cancelled	(1,352)		(627)

At 31 December 2017	33,925		17,392

Performance Share Plan

Under the Performance Share Plan, share awards are granted to Directors and senior executives at no cost. The percentage of each award that vests is based upon the performance of the Group over a defined measurement period with dividends reinvested during the same period. For awards granted from 2015, the performance conditions are based on three equally weighted measures over a three year performance period. These are adjusted free cash flow, TSR and R&D new product performance.

The fair value of the awards is determined based on the closing share price on the day of grant. For TSR performance elements, this is adjusted by the likelihood of that condition being met, as assessed at the time of grant.

During 2017, awards were made of 3.9 million shares at a weighted fair value of £11.09 and 1.0 million ADS at a weighted fair value of $32.85. At 31 December 2017, there were outstanding awards over 12.9 million shares and 3.2 million ADS.

Share options and savings-related options

For the purposes of valuing savings-related options to arrive at the share based payment charge, a Black-Scholes option pricing model has been used. The assumptions used in the model are as follows:

	2017 Grant	2016 Grant	2015 Grant
Risk-free interest rate	0.54%	0.32%	0.88%
Dividend yield	5.9%	4.9%	6.5%
Volatility	23%	23%	21%
Expected life	3 years	3 years	3 years
Savings-related options grant price (including 20% discount)	£10.86	£12.95	£10.14

	Share option			Share option			Savings-related
Options outstanding	schemes – shares			schemes – ADS			share option schemes
			Weighted			Weighted			Weighted
	Number		exercise	Number		exercise	Number		exercise
	000		price	000		price	000		price
At 31 December 2017	3,600		£11.86	3,277		$39.62	6,852		£10.77

Range of exercise prices on options outstanding at year end	£11.47	–	£12.21	$33.42	–	$48.66	£10.13	–	£12.95

Weighted average market price on exercise during year			£16.07			$41.50			£14.28

Weighted average remaining contractual life			1.4 years			1.0 years			2.1 years

Options over 2.0 million shares were granted during the year under the savings-related share option scheme at a weighted average fair value of £2.08. At 31 December 2017, 6.7 million of the savings-related share options were not exercisable. All of the other share options and ADS options are currently exercisable and all will expire if not exercised on or before 22 July 2020.

There has been no change in the effective exercise price of any outstanding options during the year.

Employee Share Ownership Plan Trusts

The Group sponsors Employee Share Ownership Plan (ESOP) Trusts to acquire and hold shares in GlaxoSmithKline plc to satisfy awards made under employee incentive plans and options granted under employee share option schemes. The trustees of the ESOP Trusts purchase shares with finance provided by the Group by way of loans or contributions. In 2017, Treasury shares with a carrying value of £610 million were purchased by the US ESOP Trust to satisfy future awards. The costs of running the ESOP Trusts are charged to the income statement. Shares held by the ESOP Trusts are deducted from other reserves and amortised down to the value of proceeds, if any, receivable from employees on exercise by a transfer to retained earnings. The trustees have waived their rights to dividends on the shares held by the ESOP Trusts.

Shares held for share award schemes	2017	2016
Number of shares (000)	66,558	42,571

	£m	£m
Nominal value	17	11
Carrying value	399	285
Market value	880	665

Shares held for share option schemes	2017	2016
Number of shares (000)	139	139

	£m	£m
Nominal value	—	—
Carrying value	1	1
Market value	2	2